Summary of Business and Significant Accounting Policies - Schedule of Other Identifiable Assets - Estimated Useful Lives (Detail)	12 Months Ended
Dec. 31, 2017
Trade names [member] | Bottom of range [member]
Disclosure of detailed information about intangible assets [Line Items]
Intangible assets useful lives	2 years
Trade names [member] | Top of range [member]
Disclosure of detailed information about intangible assets [Line Items]
Intangible assets useful lives	20 years
Customer relationships [member] | Bottom of range [member]
Disclosure of detailed information about intangible assets [Line Items]
Intangible assets useful lives	3 years
Customer relationships [member] | Top of range [member]
Disclosure of detailed information about intangible assets [Line Items]
Intangible assets useful lives	30 years
Databases and content [member] | Bottom of range [member]
Disclosure of detailed information about intangible assets [Line Items]
Intangible assets useful lives	3 years
Databases and content [member] | Top of range [member]
Disclosure of detailed information about intangible assets [Line Items]
Intangible assets useful lives	30 years
Other identifiable intangible assets [member] | Bottom of range [member]
Disclosure of detailed information about intangible assets [Line Items]
Intangible assets useful lives	2 years
Other identifiable intangible assets [member] | Top of range [member]
Disclosure of detailed information about intangible assets [Line Items]
Intangible assets useful lives	30 years